ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
Schedule of Accrued Expenses	ACCRUED EXPENSES
(in thousands of $)	2011	2010
Ship operating expenses	1,013	537
Administrative expenses	697	704
Interest expense	7,660	5,272
	9,370	6,513